EuroPacific Growth Fund®
Investment portfolio
December 31, 2022
unaudited
Common stocks 93.51% Information technology 13.73%	Shares	Value (000)
ASML Holding NV	5,797,564	$3,138,240
Taiwan Semiconductor Manufacturing Company, Ltd.	169,737,649	2,473,867
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,235,215	464,461
Shopify, Inc., Class A, subordinate voting shares[1]	44,470,080	1,543,556
SK hynix, Inc.	14,976,270	901,450
Nice, Ltd. (ADR)[1,2,3]	4,010,935	771,303
Nice, Ltd.[1,2]	271,439	52,619
Edenred SA2	12,901,737	702,037
SAP SE	6,626,971	683,900
Keyence Corp.	1,688,615	661,101
Hexagon AB, Class B	57,953,826	609,197
Tokyo Electron, Ltd.	1,816,496	539,615
Adyen NV1	323,732	447,986
Dassault Systemes SE	11,269,768	406,468
Halma PLC	16,457,989	393,257
OBIC Co., Ltd.	2,600,945	384,526
Lasertec Corp.[3]	2,116,384	351,536
Capgemini SE	1,975,458	331,312
Amadeus IT Group SA, Class A, non-registered shares[1]	6,300,830	324,934
Fujitsu, Ltd.	2,367,829	313,567
STMicroelectronics NV	8,755,269	311,250
Worldline SA, non-registered shares[1,3]	6,923,381	270,153
Constellation Software, Inc.	136,170	212,598
Samsung Electronics Co., Ltd.	4,632,899	204,302
ASM International NV	694,414	175,798
Kingdee International Software Group Co., Ltd.[1]	58,826,000	125,229
Atlassian Corp., Class A1	923,738	118,867
Reply SpA	990,759	113,945
Infosys, Ltd. (ADR)	3,516,111	63,325
Infosys, Ltd.	2,745,225	49,733
NXP Semiconductors NV	571,104	90,252
EPAM Systems, Inc.[1]	271,964	89,133
TELUS International (Cda), Inc., subordinate voting shares[1,3]	4,321,309	85,519
Suse SA1,3	4,336,266	78,286
TDK Corp.	2,114,000	68,644
Disco Corp.	233,000	66,980
Nuvei Corp., subordinate voting shares[1]	2,495,260	63,414
PagSeguro Digital, Ltd., Class A1	6,529,932	57,072
Endava PLC, Class A (ADR)[1]	580,754	44,428
Tata Consultancy Services, Ltd.	947,759	37,318
Nemetschek SE	702,628	35,887
Canva, Inc.[1,4,5]	37,779	33,567
ALTEN SA, non-registered shares	160,801	20,192
MediaTek, Inc.	969,000	19,682
EuroPacific Growth Fund — Page 1 of 13

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
BE Semiconductor Industries NV	272,872	$16,576
Bechtle AG, non-registered shares	151,217	5,351
		17,952,433
Industrials 13.41%
Airbus SE, non-registered shares	23,291,094	2,769,365
Safran SA	12,593,482	1,573,723
Recruit Holdings Co., Ltd.	47,796,244	1,520,105
DSV A/S	5,884,269	933,281
Kingspan Group PLC[2]	10,143,604	546,165
MTU Aero Engines AG	2,498,488	540,774
SMC Corp.	1,177,434	498,325
Techtronic Industries Co., Ltd.	44,540,091	495,954
Mitsui & Co., Ltd.	16,547,100	481,145
Melrose Industries PLC[2]	293,963,068	477,899
Rentokil Initial PLC	72,943,326	448,331
Siemens AG	3,104,081	430,824
Trane Technologies PLC	2,001,546	336,440
VAT Group AG	1,199,456	330,349
Canadian Pacific Railway, Ltd.	4,384,045	327,006
Brenntag SE	4,991,303	319,123
Rheinmetall AG	1,496,455	298,071
Grab Holdings, Ltd., Class A1	68,853,070	221,707
Grab Holdings, Ltd., Class A1,3	11,701,903	37,680
NIBE Industrier AB, Class B	26,232,899	245,304
Daikin Industries, Ltd.	1,564,100	240,605
TFI International, Inc.	2,391,473	239,721
ABB, Ltd.	7,209,629	219,589
Teleperformance SE	904,193	215,763
BayCurrent Consulting, Inc.[3]	6,587,095	205,971
Diploma PLC	6,033,856	202,765
Shenzhen Inovance Technology Co., Ltd., Class A	19,602,976	196,057
AutoStore Holdings, Ltd.[1,3]	106,707,867	195,429
Legrand SA	2,383,903	191,946
Ashtead Group PLC	3,282,815	187,536
ASSA ABLOY AB, Class B	7,799,585	167,815
Rumo SA	43,776,000	154,301
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	10,668,764	152,833
ZTO Express (Cayman), Inc., Class A (ADR)	5,643,135	151,631
Thales SA	1,127,908	144,188
Adecco Group AG	3,926,292	129,114
Experian PLC	3,440,031	117,111
CCR SA, ordinary nominative shares	57,060,604	116,937
BAE Systems PLC	11,180,864	115,556
Spirax-Sarco Engineering PLC	887,493	114,035
Bunzl PLC	3,161,813	105,533
Larsen & Toubro, Ltd.	3,854,121	96,927
Airports of Thailand PCL, foreign registered shares[1]	44,249,913	95,836
Schneider Electric SE	643,724	90,533
Epiroc AB, Class A	2,236,385	40,869
Epiroc AB, Class B	1,917,279	30,904
IMCD NV	499,491	71,345
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	23,386,397	71,243
Centre Testing International Group Co., Ltd.	19,467,567	62,465
Interpump Group SpA	1,361,790	61,689
EuroPacific Growth Fund — Page 2 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
AB Volvo, Class B	3,242,377	$58,709
Nidec Corp.	1,114,229	58,026
InPost SA1	6,659,809	56,287
Hitachi, Ltd.	1,115,700	56,147
AirTAC International Group	1,721,923	52,118
Wizz Air Holdings PLC[1]	1,905,840	43,655
RS Group PLC	3,647,612	39,541
Carel Industries SpA	1,506,900	37,878
Ryanair Holdings PLC (ADR)[1]	300,258	22,447
Indutrade AB	1,046,010	21,256
Atlas Copco AB, Class B	1,785,596	19,078
Komatsu, Ltd.	793,400	17,213
LIXIL Corp.	1,040,300	15,854
RELX PLC	524,837	14,541
Accelleron Industries, Ltd.[1]	61,365	1,271
		17,531,839
Health care 13.00%
Novo Nordisk A/S, Class B	35,666,174	4,829,198
Daiichi Sankyo Company, Ltd.	84,635,110	2,712,347
AstraZeneca PLC	12,163,123	1,650,722
Olympus Corp.	47,709,450	843,298
Siemens Healthineers AG	14,980,453	749,412
EssilorLuxottica	3,973,714	723,598
CSL, Ltd.	2,570,669	501,257
WuXi Biologics (Cayman), Inc.[1]	63,663,312	488,747
Lonza Group AG	985,779	485,179
Bayer AG	6,363,854	328,582
Genmab A/S1	674,509	285,707
Argenx SE (ADR)[1]	724,723	274,547
BeiGene, Ltd. (ADR)[1]	1,178,442	259,186
BeiGene, Ltd.[1]	529,600	9,047
Sonova Holding AG	1,115,575	265,437
Hypera SA, ordinary nominative shares	29,270,999	250,589
Grifols, SA, Class A, non-registered shares[1]	18,035,379	209,142
Grifols, SA, Class B (ADR)[1]	3,466,235	29,463
Shionogi & Co., Ltd.	4,688,900	233,265
WuXi AppTec Co., Ltd., Class A	18,541,345	214,618
WuXi AppTec Co., Ltd., Class H	1,136,640	12,011
Roche Holding AG, nonvoting non-registered shares	508,177	159,700
Roche Holding AG (ADR)	695,676	27,236
Novartis AG	1,842,308	166,879
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	18,072,111	164,818
HOYA Corp.	1,539,700	148,974
Takeda Pharmaceutical Company, Ltd.	4,514,000	140,991
M3, Inc.	4,925,690	134,181
Carl Zeiss Meditec AG, non-registered shares	721,206	91,026
BioNTech SE (ADR)[3]	567,313	85,222
Ambu AS, Class B, non-registered shares[1]	6,235,437	79,115
Rede D’Or Sao Luiz SA	13,225,900	74,099
bioMérieux SA	621,770	65,386
Innovent Biologics, Inc.[1]	14,359,000	61,648
Eurofins Scientific SE, non-registered shares	799,894	57,602
Sartorius Stedim Biotech SA	144,302	47,013
Asahi Intecc Co., Ltd.	2,039,600	33,612
EuroPacific Growth Fund — Page 3 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Straumann Holding AG	289,008	$32,728
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,394,613	21,036
Bachem Holding AG	235,704	20,557
Hapvida Participações e Investimentos SA1	18,229,387	17,540
Amplifon SpA	414,343	12,378
		16,997,093
Financials 11.75%
AIA Group, Ltd.	260,272,012	2,867,418
Kotak Mahindra Bank, Ltd.	74,408,292	1,637,142
HDFC Bank, Ltd.	54,243,590	1,067,803
HDFC Bank, Ltd. (ADR)	4,057,068	277,544
ICICI Bank, Ltd.	94,244,642	1,010,161
ICICI Bank, Ltd. (ADR)	1,510,851	33,073
Aon PLC, Class A	1,797,789	539,588
Aegon NV	88,220,753	447,530
Tokio Marine Holdings, Inc.	20,418,200	437,084
London Stock Exchange Group PLC	5,022,829	433,390
DBS Group Holdings, Ltd.	17,108,735	433,132
FinecoBank SpA	24,619,397	410,296
Banco Bilbao Vizcaya Argentaria, SA	59,266,242	357,896
ING Groep NV	25,386,520	309,726
Brookfield Corp., Class A3	8,294,648	260,950
Bank Central Asia Tbk PT	459,020,200	251,658
China Merchants Bank Co., Ltd., Class H	21,900,400	121,403
China Merchants Bank Co., Ltd., Class A	21,976,942	117,840
B3 SA-Brasil, Bolsa, Balcao	90,503,866	226,442
Ping An Insurance (Group) Company of China, Ltd., Class H	33,904,000	223,773
United Overseas Bank, Ltd.	9,579,992	219,704
Bajaj Finance, Ltd.	2,635,688	208,607
XP, Inc., Class A1	13,409,483	205,701
UniCredit SpA	14,263,093	202,825
Canadian Imperial Bank of Commerce (CAD denominated)	4,921,410	199,073
Bajaj Finserv, Ltd.	10,560,000	196,773
AXA SA	6,841,818	190,686
KBC Groep NV	2,744,229	176,199
Bank Mandiri (Persero) Tbk PT	258,084,800	164,013
HDFC Life Insurance Company, Ltd.	24,006,423	163,849
Euronext NV	1,970,500	146,062
Axis Bank, Ltd.	12,833,078	144,242
CaixaBank, SA	36,704,852	144,077
EQT AB	6,684,345	142,459
Capitec Bank Holdings, Ltd.	1,283,858	140,435
Hana Financial Group, Inc.	3,991,472	133,558
Nu Holdings, Ltd., Class A1	29,887,901	121,644
Toronto-Dominion Bank (CAD denominated)	1,761,638	114,064
Futu Holdings, Ltd. (ADR)[1,3]	2,076,581	84,413
Hong Kong Exchanges and Clearing, Ltd.	1,767,500	76,383
East Money Information Co., Ltd., Class A	26,255,753	73,312
Bridgepoint Group PLC	28,584,468	66,232
Brookfield Asset Management, Ltd., Class A3	2,073,662	59,452
DNB Bank ASA	2,970,912	58,818
Resona Holdings, Inc.	10,495,500	57,657
Checkout Payments Group, Ltd., Series D1,4,5	479,280	52,040
Allfunds Group PLC	7,296,834	50,988
EuroPacific Growth Fund — Page 4 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Macquarie Group, Ltd.	435,602	$49,452
Discovery, Ltd.[1]	5,933,011	43,080
Erste Group Bank AG	1,213,729	38,703
Hiscox, Ltd.	2,839,069	37,406
ABN AMRO Bank NV	2,441,017	33,715
Skandinaviska Enskilda Banken AB, Class A	2,197,532	25,290
Antin Infrastructure Partners SA	997,610	21,691
Partners Group Holding AG	21,701	19,290
Hang Seng Bank, Ltd.	1,127,198	18,664
Standard Bank Group, Ltd.	1,678,612	16,578
Sberbank of Russia PJSC[1,4]	48,140,292	—[6]
		15,360,984
Consumer discretionary 11.48%
LVMH Moët Hennessy-Louis Vuitton SE	5,045,274	3,665,115
Flutter Entertainment PLC[1,2]	9,685,902	1,327,207
MercadoLibre, Inc.[1]	1,429,527	1,209,723
Galaxy Entertainment Group, Ltd.	151,949,374	1,006,133
Sony Group Corp.	13,123,060	1,000,711
Evolution AB	7,905,361	772,068
Hermès International	495,344	764,385
Kering SA	1,414,568	723,951
Entain PLC[2]	30,032,156	481,526
Coupang, Inc., Class A1	24,969,171	367,297
Midea Group Co., Ltd., Class A	47,878,062	355,640
Cie. Financière Richemont SA, Class A	2,537,218	328,330
Mercedes-Benz Group AG	4,939,949	324,177
Pan Pacific International Holdings Corp.	14,663,300	272,202
Li Ning Co., Ltd.	27,826,000	238,782
Ferrari NV (EUR denominated)	1,112,052	237,930
adidas AG	1,568,236	214,080
Maruti Suzuki India, Ltd.	2,112,119	213,616
Booking Holdings, Inc.[1]	100,563	202,663
Industria de Diseño Textil, SA	7,211,086	192,018
Domino’s Pizza Enterprises, Ltd.[3]	4,188,103	188,631
JD.com, Inc., Class A	5,217,760	146,673
InterContinental Hotels Group PLC	2,291,650	131,904
B&M European Value Retail SA	20,962,535	104,447
Prosus NV, Class N	1,301,288	89,341
Nitori Holdings Co., Ltd.	681,860	88,432
D’Ieteren Group	338,893	65,244
Astra International Tbk PT	173,407,500	63,176
Dollarama, Inc.	931,200	54,462
Alibaba Group Holding, Ltd.[1]	3,735,000	41,239
Americanas SA, ordinary nominative shares	17,707,162	32,364
Stellantis NV	1,937,535	27,445
JD Health International, Inc.[1]	2,891,601	26,444
Oriental Land Co., Ltd.	122,500	17,847
IDP Education, Ltd.[3]	903,856	16,703
Li Auto, Inc., Class A1	479,446	4,889
Li Auto, Inc., Class A (ADR)[1]	234,318	4,780
		15,001,575
EuroPacific Growth Fund — Page 5 of 13

unaudited
Common stocks (continued) Energy 9.64%	Shares	Value (000)
Reliance Industries, Ltd.	131,471,650	$4,033,042
Canadian Natural Resources, Ltd. (CAD denominated)	54,920,071	3,049,808
Cenovus Energy, Inc. (CAD denominated)	67,860,806	1,316,620
TotalEnergies SE	19,439,794	1,213,338
Woodside Energy Group, Ltd.	38,281,510	926,225
Aker BP ASA	19,681,350	613,489
Neste OYJ	8,827,705	407,734
Tourmaline Oil Corp.[3]	7,759,594	391,533
INPEX Corp.[3]	14,170,700	151,210
Equinor ASA	4,126,783	148,021
TC Energy Corp. (CAD denominated)[3]	3,686,284	146,961
BP PLC	17,802,657	103,527
Shell PLC (EUR denominated)	2,480,388	70,570
MEG Energy Corp.[1]	2,163,478	30,119
Gazprom PJSC[4]	79,314,536	—[6]
Rosneft Oil Co. PJSC[4]	3,432,340	—[6]
		12,602,197
Materials 7.99%
Vale SA (ADR), ordinary nominative shares	62,767,794	1,065,169
Vale SA, ordinary nominative shares	39,976,873	672,976
Fortescue Metals Group, Ltd.	122,703,683	1,710,648
Sika AG	5,450,929	1,315,251
First Quantum Minerals, Ltd.[2]	50,363,088	1,052,269
Shin-Etsu Chemical Co., Ltd.	6,556,000	798,753
Linde PLC	1,646,677	537,113
Linde PLC (EUR denominated)[3]	794,182	259,675
Koninklijke DSM NV	3,923,043	480,948
Glencore PLC	67,078,885	448,541
Lundin Mining Corp.[2]	47,581,420	292,025
CCL Industries, Inc., Class B, nonvoting shares	6,311,086	269,596
HeidelbergCement AG	4,595,718	262,109
Ivanhoe Mines, Ltd., Class A1,3	31,010,998	245,065
JSR Corp.	6,989,336	137,748
Givaudan SA	39,746	121,175
Croda International PLC	1,488,546	118,962
Sociedad Química y Minera de Chile SA, Class B (ADR)	1,427,960	114,008
Wacker Chemie AG	890,413	113,807
OCI NV	2,899,203	103,457
CRH PLC	2,274,707	90,062
BASF SE	1,591,591	79,013
UPM-Kymmene OYJ	1,604,412	60,143
Air Liquide SA, non-registered shares	265,075	37,704
PI Industries, Ltd.	831,838	34,318
Antofagasta PLC	963,790	17,893
Asian Paints, Ltd.	301,000	11,237
		10,449,665
Consumer staples 6.51%
Nestlé SA	15,283,807	1,765,058
Kweichow Moutai Co., Ltd., Class A	4,225,450	1,045,610
Philip Morris International, Inc.	8,842,376	894,937
British American Tobacco PLC	19,349,139	767,671
Danone SA	9,595,514	505,529
Seven & i Holdings Co., Ltd.	10,227,600	437,520
EuroPacific Growth Fund — Page 6 of 13

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Ajinomoto Co., Inc.	13,229,400	$403,381
Anheuser-Busch InBev SA/NV	5,275,958	317,181
Treasury Wine Estates, Ltd.	29,976,527	276,991
Avenue Supermarts, Ltd.[1]	5,494,899	269,305
Reckitt Benckiser Group PLC	3,468,829	241,323
Pernod Ricard SA	1,005,325	197,606
Kobe Bussan Co., Ltd.[3]	6,791,200	196,033
Carlsberg A/S, Class B	1,334,034	176,595
CP ALL PCL, foreign registered shares	76,692,700	151,201
L’Oréal SA, non-registered shares	332,244	119,190
Uni-Charm Corp.	3,090,064	118,496
Godrej Consumer Products, Ltd.[1]	10,323,995	108,938
Fomento Económico Mexicano, SAB de CV	13,765,300	107,112
Diageo PLC	1,229,774	54,306
Kerry Group PLC, Class A	596,681	53,843
Dabur India, Ltd.	7,659,423	51,867
Shiseido Company, Ltd.[3]	1,022,000	50,365
Imperial Brands PLC	1,833,732	45,815
Essity Aktiebolag, Class B	1,715,175	45,020
Foshan Haitian Flavouring and Food Co., Ltd., Class A	2,845,134	32,570
Ocado Group PLC[1]	3,570,017	26,865
Proya Cosmetics Co., Ltd., Class A	1,011,222	24,368
COSMOS Pharmaceutical Corp.	200,600	20,386
		8,505,082
Communication services 4.42%
Sea, Ltd., Class A (ADR)[1,2]	35,285,617	1,835,911
Bharti Airtel, Ltd.	126,887,169	1,233,441
Bharti Airtel, Ltd., interim shares	5,244,406	27,422
Tencent Holdings, Ltd.	11,480,714	487,956
Nippon Telegraph and Telephone Corp.	13,156,500	375,540
Deutsche Telekom AG1	14,278,726	284,810
Publicis Groupe SA	3,982,919	252,919
Informa PLC	23,154,954	173,600
NetEase, Inc.	11,597,800	169,056
Nintendo Co., Ltd.	3,893,000	163,022
SoftBank Group Corp.	3,842,900	162,739
Cellnex Telecom, SA, non-registered shares	4,224,984	140,504
Universal Music Group NV	5,664,813	136,744
Ubisoft Entertainment SA1	3,211,563	91,160
Capcom Co., Ltd.	1,676,300	53,761
Singapore Telecommunications, Ltd.	26,571,200	51,013
Vivendi SE	4,808,480	46,013
América Móvil, SAB de CV, Series L (ADR)	2,313,545	42,106
MTN Group, Ltd.	2,581,106	19,334
SoftBank Corp.	1,694,385	19,158
Spotify Technology SA1	218,568	17,256
Yandex NV, Class A1,4	11,166,532	—[6]
		5,783,465
Utilities 1.08%
ENN Energy Holdings, Ltd.[2]	65,590,250	915,038
RWE AG	4,471,588	198,837
Engie SA	13,020,755	186,510
Enel SpA	6,142,000	33,034
EuroPacific Growth Fund — Page 7 of 13

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Iberdrola, SA, non-registered shares	2,502,231	$29,270
National Grid PLC	2,389,423	28,700
Ørsted AS	275,082	24,957
		1,416,346
Real estate 0.50%
Goodman Logistics (HK), Ltd. REIT	25,225,875	296,369
ESR Group, Ltd.	139,545,200	292,901
Ayala Land, Inc.	116,734,007	64,953
		654,223
Total common stocks (cost: $91,686,065,000)		122,254,902
Preferred securities 0.84% Health care 0.43%
Sartorius AG, nonvoting non-registered preferred shares	1,121,563	443,528
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	13,165,369	111,238
		554,766
Consumer discretionary 0.33%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares[1]	4,192,458	425,351
Financials 0.08%
Itaú Unibanco Holding SA, preferred nominative shares	23,280,413	110,235
Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,4,5]	3,308	2,939
Canva, Inc., Series A-3, noncumulative preferred shares[1,4,5]	133	118
Canva, Inc., Series A-4, noncumulative preferred shares[1,4,5]	11	10
Canva, Inc., Series A-5, noncumulative preferred shares[1,4,5]	9	8
		3,075
Total preferred securities (cost: $898,909,000)		1,093,427
Rights & warrants 0.05% Health care 0.05%
WuXi AppTec Co., Ltd., Class A, warrants, expire 11/21/2023[1,7]	5,960,795	68,997
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	3,590,315	2,990
Total rights & warrants (cost: $71,655,000)		71,987
Bonds, notes & other debt instruments 0.30% Bonds & notes of governments & government agencies outside the U.S. 0.30%	Principal amount (000)
Norway (Kingdom of) 1.25% 9/17/2031	NOK1,437,100	125,746
Norway (Kingdom of) 2.125% 5/18/2032	636,900	59,621
Singapore (Republic of) 2.875% 9/1/2030	SGD124,792	91,773
Singapore (Republic of) 1.625% 7/1/2031	19,611	13,057
EuroPacific Growth Fund — Page 8 of 13

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Singapore (Republic of) 2.625% 8/1/2032	SGD55,776	$40,131
Singapore (Republic of) 3.375% 9/1/2033	39,221	30,000
Singapore (Republic of) 1.875% 3/1/2050	10,784	7,029
Singapore (Republic of) 1.875% 10/1/2051	41,066	27,125
		394,482
Total bonds, notes & other debt instruments (cost: $363,728,000)		394,482
Short-term securities 6.01% Money market investments 5.79%	Shares
Capital Group Central Cash Fund 4.31%[2,8]	75,730,762	7,572,319
Money market investments purchased with collateral from securities on loan 0.22%
Capital Group Central Cash Fund 4.31%[2,8,9]	993,630	99,353
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%[8,9]	42,700,000	42,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%[8,9]	37,000,000	37,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.22%[8,9]	26,552,400	26,552
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.03%[8,9]	25,600,000	25,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.17%[8,9]	22,800,000	22,800
Fidelity Investments Money Market Government Portfolio, Class I 4.06%[8,9]	17,100,000	17,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.11%[8,9]	14,200,000	14,200
		285,305
Total short-term securities (cost: $7,857,120,000)		7,857,624
Total investment securities 100.71% (cost: $100,877,477,000)		131,672,422
Other assets less liabilities (0.71)%		(930,794)
Net assets 100.00%		$130,741,628
EuroPacific Growth Fund — Page 9 of 13

unaudited
Investments in affiliates2

	Value of affiliates at 4/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 12/31/2022 (000)	Dividend income (000)
Common stocks 6.46%
Information technology 1.17%
Nice, Ltd. (ADR)[1,3]	$939,629	$—	$54,789	$(22,280)	$(91,257)	$771,303	$—
Nice, Ltd.[1]	59,878	—	412	115	(6,962)	52,619	—
Edenred SA	642,713	—	4,875	2,353	61,846	702,037	12,497
Halma PLC[10]	656,097	—	84,951	(21,248)	(156,641)	—	4,309
						1,525,959
Industrials 0.78%
Kingspan Group PLC	1,313,155	—	205,160	(168,309)	(393,521)	546,165	2,849
Melrose Industries PLC	479,499	—	3,546	(833)	2,779	477,899	6,681
BayCurrent Consulting, Inc.[3,10]	320,713	101,909	152,260	(39,449)	(24,942)	—	480
						1,024,064
Financials 0.00%
UniCredit SpA[10]	1,308,485	36,883	996,182	(177,007)	30,646	—	70,309
Commerzbank AG, non-registered shares[11]	546,771	—	504,468	46,150	(88,453)	—	—
						—
Consumer discretionary 1.38%
Flutter Entertainment PLC[1]	1,036,681	132,743	48,689	(31,801)	238,273	1,327,207	—
Entain PLC	621,323	234,848	196,693	(145,626)	(32,326)	481,526	1,641
						1,808,733
Materials 1.03%
First Quantum Minerals, Ltd.	1,730,787	24,035	8,015	7,107	(701,645)	1,052,269	6,451
Lundin Mining Corp.	485,938	—	2,395	(549)	(190,969)	292,025	9,862
						1,344,294
Consumer staples 0.00%
Swedish Match AB11	699,563	86,835	1,057,547	260,613	10,536	—	9,789
Communication services 1.40%
Sea, Ltd., Class A (ADR)[1]	915,645	1,883,384	84,795	5,320	(883,643)	1,835,911	—
Utilities 0.70%
ENN Energy Holdings, Ltd.	1,066,324	89,683	135,957	(19,684)	(85,328)	915,038	24,838
Total common stocks						8,453,999
Short-term securities 5.87%
Money market investments 5.79%
Capital Group Central Cash Fund 4.31%[8]	16,166,512	9,374,307	17,966,727	(1,873)	100	7,572,319	216,896
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 4.31%[8,9]	221,737		122,384[12]			99,353	—[13]
Total short-term securities						7,671,672
Total 12.33%				$(307,001)	$(2,311,507)	$16,125,671	$366,602
EuroPacific Growth Fund — Page 10 of 13

unaudited
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Series D1,4	1/11/2022	$148,840	$52,040.04%
Canva, Inc.[1,4]	8/26/2021-11/4/2021	64,403	33,567.03
Canva, Inc., Series A, noncumulative preferred shares[1,4]	11/4/2021	5,639	2,939.00
Canva, Inc., Series A-3, noncumulative preferred shares[1,4]	11/4/2021	227	118.00
Canva, Inc., Series A-4, noncumulative preferred shares[1,4]	11/4/2021	19	10.00
Canva, Inc., Series A-5, noncumulative preferred shares[1,4]	11/4/2021	15	8.00
Total		$219,143	$88,682.07%
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $503,030,000, which represented .38% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $88,682,000, which represented .07% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $68,997,000, which represented .05% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 12/31/2022.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2022. Refer to the investment portfolio for the security value at 12/31/2022.
[11]	Affiliated issuer during the reporting period but no longer held at 12/31/2022.
[12]	Represents net activity.
[13]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
EuroPacific Growth Fund — Page 11 of 13

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
EuroPacific Growth Fund — Page 12 of 13

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,603,928	$14,314,938	$33,567	$17,952,433
Industrials	1,760,703	15,771,136	—	17,531,839
Health care	1,182,700	15,814,393	—	16,997,093
Financials	2,121,944	13,187,000	52,040	15,360,984
Consumer discretionary	1,871,289	13,130,286	—	15,001,575
Energy	4,935,041	7,667,156	—*	12,602,197
Materials	4,248,221	6,201,444	—	10,449,665
Consumer staples	1,002,049	7,503,033	—	8,505,082
Communication services	1,895,273	3,888,192	—*	5,783,465
Utilities	—	1,416,346	—	1,416,346
Real estate	—	654,223	—	654,223
Preferred securities	110,235	980,117	3,075	1,093,427
Rights & warrants	2,990	68,997	—	71,987
Bonds, notes & other debt instruments	—	394,482	—	394,482
Short-term securities	7,857,624	—	—	7,857,624
Total	$30,591,997	$100,991,743	$88,682	$131,672,422
*	Amount less than one thousand.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
NOK = Norwegian kroner
REIT = Real Estate Investment Trust
SGD = Singapore dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-016-0223O-S89769	EuroPacific Growth Fund — Page 13 of 13